SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 shares	Mar. 31, 2015 shares	Dec. 31, 2015 USD ($) Number shares	Dec. 31, 2014 USD ($) shares
Description of uncertain tax benefits
Tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Advertising expense | $			$ 200	$ 800
Number of antidilutive securities excluded from computation of earnings per share amount | shares	5,913,420	5,041,110	5,004,836	1,352,326
Number of operating segement			1
Number of reportable segement			1
Machinery and Equipment [Member]
Estimated useful life			7 years
Computers And Electronic Equipment [Member]
Description of methodology used for computing depreciation
Straight-line method.

Computers And Electronic Equipment [Member] | Minimum [Member]
Estimated useful life			3 years
Office Furniture And Equipment [Member] | Minimum [Member]
Estimated useful life			7 years
Office Furniture And Equipment [Member] | Maximum [Member]
Estimated useful life				15 years